Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

The following table summarizes the total compensation paid to our CEO and Other NEOs versus the performance of the Company for the fiscal years ended December 31, 2024, 2023 and 2022.

Year (a)(1)	Summary Compensation Total for CEO ($) (b) (2)(3)	Compensation Actually Paid to CEO ($) (c) (2)(4)	Average Summary Compensation Total for Other NEOs ($) (d) (2)(5)	Average Compensation Actually paid to Other NEOs ($) (e)(2)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (f)(6)	Net Income ($)(g)(7)
2024	1,494,165	1,379,053	595,242	555,111	116.41	11,666,000
2023	1,416,019	1,272,230	566,602	516,706	109.79	15,068,000
2022	1,324,377	1,358,362	532,021	573,050	110.98	25,887,000

(1)	As a smaller reporting company, the Company is required to provide information for the prior three completed fiscal years.

(2)	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III and Guida R. Sajdak.

(3)	Column (b) shows the amount for the CEO included in the Summary Compensation Table.

(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values and change in pension value, if any, prior to its termination in 2023. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2024		2023		2022
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,494,165	595,242	1,416,019	566,602	1,324,377	532,021
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(261,936)	(91,006)	(247,112)	(86,676)	(225,673)	(63,615)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	95,744	33,263	75,330	26,420	195,680	55,161
Increase for fair value of awards granted during the year that vested during year	47,868	16,634	37,107	13,019	38,663	10,898
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	2,302	707	(11,526)	(3,628)	16,308	5,562
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	910	271	2,412	969	9,007	3,140
Service cost for CEO and Other NEOs with accumulated benefit under all defined benefit pension plans	—	—	—	—	—	29,883
Total Adjustments to Summary Compensation	(115,112)	(40,131)	(143,789)	(49,896)	33,985	41,029
Total Compensation Actually Paid	1,379,053	555,111	1,272,230	516,706	1,358,362	573,050

(5)	Column (d) shows the average amount of the total compensation shown in the Summary Compensation Table for the Other NEOs for the applicable years.

(6)	The calculation for each year is based on a fixed investment of $100 from the market close on the last trading day before the earliest year in the pay versus performance table through the end of each applicable year in the table, assuming reinvestment of dividends. The calculation begins on December 31, 2021, and, in the third year, extends through December 31, 2024.

(7)	Column (g) provides the Company’s net income for each year.

(8)	The decrease in fair value of awards granted during the year and unvested as of year-end for 2024 reflects the estimated value of performance-based shares to be earned under the Company’s 2024 LTI over the three-year performance period based on performance over the first year ending December 31, 2024.

Named Executive Officers, Footnote
(2)	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III and Guida R. Sajdak.

PEO Total Compensation Amount	[1],[2],[3]	$ 1,494,165	$ 1,416,019	$ 1,324,377
PEO Actually Paid Compensation Amount	[1],[3],[4]	$ 1,379,053	1,272,230	1,358,362
Adjustment To PEO Compensation, Footnote
(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values and change in pension value, if any, prior to its termination in 2023. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2024		2023		2022
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,494,165	595,242	1,416,019	566,602	1,324,377	532,021
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(261,936)	(91,006)	(247,112)	(86,676)	(225,673)	(63,615)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	95,744	33,263	75,330	26,420	195,680	55,161
Increase for fair value of awards granted during the year that vested during year	47,868	16,634	37,107	13,019	38,663	10,898
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	2,302	707	(11,526)	(3,628)	16,308	5,562
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	910	271	2,412	969	9,007	3,140
Service cost for CEO and Other NEOs with accumulated benefit under all defined benefit pension plans	—	—	—	—	—	29,883
Total Adjustments to Summary Compensation	(115,112)	(40,131)	(143,789)	(49,896)	33,985	41,029
Total Compensation Actually Paid	1,379,053	555,111	1,272,230	516,706	1,358,362	573,050

Non-PEO NEO Average Total Compensation Amount	[1],[3],[5]	$ 595,242	566,602	532,021
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3],[4]	$ 555,111	516,706	573,050
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values and change in pension value, if any, prior to its termination in 2023. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:

	2024		2023		2022
	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Summary Compensation Table Total	1,494,165	595,242	1,416,019	566,602	1,324,377	532,021
Adjustments to determine compensation “actually paid” for CEO and Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(261,936)	(91,006)	(247,112)	(86,676)	(225,673)	(63,615)
Increase for fair value of awards granted during the year that remain unvested as of year-end (8)	95,744	33,263	75,330	26,420	195,680	55,161
Increase for fair value of awards granted during the year that vested during year	47,868	16,634	37,107	13,019	38,663	10,898
Increase (decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	2,302	707	(11,526)	(3,628)	16,308	5,562
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	910	271	2,412	969	9,007	3,140
Service cost for CEO and Other NEOs with accumulated benefit under all defined benefit pension plans	—	—	—	—	—	29,883
Total Adjustments to Summary Compensation	(115,112)	(40,131)	(143,789)	(49,896)	33,985	41,029
Total Compensation Actually Paid	1,379,053	555,111	1,272,230	516,706	1,358,362	573,050

Compensation Actually Paid vs. Total Shareholder Return

The following chart demonstrates the relationship between compensation actually paid to our CEO and average compensation actually paid to other Non NEOs, compared to total shareholder return (“TSR”) performance of our common stock, for the fiscal years ended December 31, 2024, 2023 and 2022. The TSR amounts in the chart below assumes that $100 was invested beginning on December 31, 2021, and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid vs. Net Income		The following chart compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other Non-NEOs with net income.
Total Shareholder Return Amount	[1],[6]	$ 116.41	109.79	110.98
Net Income (Loss)	[1],[7]	$ 11,666,000	$ 15,068,000	$ 25,887,000
PEO Name		James C. Hagan	James C. Hagan	James C. Hagan
Additional 402(v) Disclosure

As described in more detail in the “Compensation Components” section of this Proxy Statement beginning on page 34, the Company’s executive compensation program includes variable components in the form of annual short-term incentive cash compensation based upon the Company’s financial performance. Compensation decisions at the Company are made independently of SEC disclosure requirements. While the Company utilizes several performance measures to align executive compensation with the Company’s performance, all of those measures are not presented in the “Pay Versus Performance Table.” Moreover, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year.

Equity Awards Adjustments, Footnote
(8)	The decrease in fair value of awards granted during the year and unvested as of year-end for 2024 reflects the estimated value of performance-based shares to be earned under the Company’s 2024 LTI over the three-year performance period based on performance over the first year ending December 31, 2024.

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		$ (115,112)	$ (143,789)	$ 33,985
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(261,936)	(247,112)	(225,673)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation	[8]	95,744	75,330	195,680
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		47,868	37,107	38,663
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		2,302	(11,526)	16,308
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		910	2,412	9,007
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(40,131)	(49,896)	41,029
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		(91,006)	(86,676)	(63,615)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation	[8]	33,263	26,420	55,161
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		16,634	13,019	10,898
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		707	(3,628)	5,562
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation		271	969	3,140
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments to Summary Compensation				$ 29,883

[1]	As a smaller reporting company, the Company is required to provide information for the prior three completed fiscal years.
[2]	Column (b) shows the amount for the CEO included in the Summary Compensation Table.
[3]	For all years presented our CEO was James C. Hagan and our Other NEOs consisted of Allen J. Miles, III and Guida R. Sajdak.
[4]	Columns (c) and (e) show the total compensation paid to the Company’s CEO and average compensation paid to the Other NEOs, respectively, for the applicable years adjusted by changes in equity award values and change in pension value, if any, prior to its termination in 2023. The following table sets forth the adjustments made to the amounts disclosed in columns (c) and (e) to arrive at compensation “actually paid” to our CEO and Other NEOs during each of the years disclosed:
[5]	Column (d) shows the average amount of the total compensation shown in the Summary Compensation Table for the Other NEOs for the applicable years.
[6]	The calculation for each year is based on a fixed investment of $100 from the market close on the last trading day before the earliest year in the pay versus performance table through the end of each applicable year in the table, assuming reinvestment of dividends. The calculation begins on December 31, 2021, and, in the third year, extends through December 31, 2024.
[7]	Column (g) provides the Company’s net income for each year.
[8]	The decrease in fair value of awards granted during the year and unvested as of year-end for 2024 reflects the estimated value of performance-based shares to be earned under the Company’s 2024 LTI over the three-year performance period based on performance over the first year ending December 31, 2024.